WARRANTS	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	WARRANTS

On April 21, 2010, the Company issued to Anderson & Strudwick Incorporated (“A&S”) 150,000 warrants, as a portion of the placement commission for the IPO. On the same day, the Company granted a total of 7,500 warrants to Hawk Associates Inc. (“Hawk”), the Company’s investor relations consultancy. On January 10, 2012, the Company issued 100,000 warrants to FirsTrust Group, Inc., (“FirsTrust”), the Company’s financial advisor. There were a total of 257,500 warrants issued and outstanding as of December 31, 2013. All the warrants issued to “A&S” have the right to purchase one share of common stock for an exercise price of $10.00 per share with a term of 5 years. All the warrants granted to Hawk have the right to purchase one share of common stock for an exercise price of $9.60 per share with a term of 5 years. All the warrants granted to FirsTrust have the right to purchase one share of common stock for an exercise price of $4.00 per share with a term of 5 years.

The fair value of the outstanding warrants at December 31, 2013 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	3.88
Exercise price (USD/share)	$4.00, $9.60, $10.00
Risk free rate	0.78%, 0.13%, 0.13%
Dividend yield	-
Expected term/Contractual life (years)	3.02, 1.30, 1.30
Expected volatility	203.20%

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013, 2012 and 2011.

	Carrying Value at	Fair Value Measurement at
	December 31,2013	December 31,2013
		Level 1	Level 2	Level 3
Warrants liability	$720,857	$-	$720,857	$-

	Carrying Value at	Fair Value Measurement at
	December 31,2012	December 31,2012
		Level 1	Level 2	Level 3
Warrants liability	$374,166	$-	$374,166	$-

	Carrying Value at	Fair Value Measurement at
	December 31,2011	December 31,2011
		Level 1	Level 2	Level 3
Warrants liability	$96,469	$-	$96,469	$-

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	December 31,
	2013	2012	2011
	US$	US$	US$
Beginning balance	374,166	96,469	318,109
Warrants issued		97,505	-
Fair value change of the issued warrants included in earnings	346,691	180,192	(221,640)
Ending balance	720,857	374,166	96,469

Following is a summary of the warrants activity:

		Weighted	Weighted Average
		Average	Remaining
	Number	Exercise Price	Contractual Life
Outstanding as of January 1, 2011	157,500	$
Granted	-
Forfeited	-
Exercised	-
Outstanding as of January 1, 2012	157,500	$9.98	3.31
Granted	100,000
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	257,500	$7.66	2.97
Granted	-
Forfeited	-
Exercised	-
Outstanding as of December 31, 2013	257,500	$7.66	1.97